Shareholders' equity - Share capital, tabular (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of common shares
Balance at ending (in shares)	155,685,593
Amount
Balance at beginning	$ 1,294,622	$ 1,018,943
Issuance of shares		245,115
Normal course issuer bid purchase of common shares	(4,127)	(1,679)
Balance at ending	$ 1,318,479	$ 1,294,622
Issued capital
Number of common shares
Balance at beginning (in shares)	156,036,737	135,903,392
Additional shares issued from Treasury		20,289,323
Normal course issuer bid purchase of common shares (in shares)	(351,144)	(155,978)
Balance at ending (in shares)	155,685,593	156,036,737
Amount
Balance at beginning	$ 1,253,013	$ 1,009,151
Issuance of shares		245,115
Normal course issuer bid purchase of common shares	(2,819)	(1,253)
Balance at ending	$ 1,250,194	$ 1,253,013